Other equity reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	£ (4,563)	£ (5,094)	£ (3,895)
Exchange adjustments	882	629	(1,345)
Exchange differences reclassified to the consolidated income statement on disposal	(170)	0	0
Net gains/(losses) taken to equity	105	(180)	130
Share of net gains (losses) of associates taken to equity	1	1	1
Transferred to profit or loss	(136)	39	59
Net losses in respect of cash flow hedging of capital expenditure	10	(1)	(14)
Tax	6	35	(13)
Cash flow hedges transferred to the statement of financial position, net of tax	5	8	(17)
Other equity reserves, ending balance	(3,860)	(4,563)	(5,094)
Retranslation of net assets offset by net investment hedge	1,080	754	(1,507)
Net gains (losses) in respect of net investment hedges	(198)	(125)	183
Gain on disposal of equity instruments measured at FVOCI		12
Retained earnings
Disclosure of reserves within equity [line items]
Gain on disposal of equity instruments measured at FVOCI		82
Translation
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	594	(35)	1,310
Exchange adjustments	882	629	(1,345)
Exchange differences reclassified to the consolidated income statement on disposal	(170)
Other equity reserves, ending balance	1,306	594	(35)
Cash flow hedge
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(85)	(48)	(75)
Net gains/(losses) taken to equity	142	(96)	14
Share of net gains (losses) of associates taken to equity	1	1	1
Transferred to profit or loss	(136)	40	56
Net losses in respect of cash flow hedging of capital expenditure	10	(1)	(14)
Tax	2	11	(13)
Cash flow hedges transferred to the statement of financial position, net of tax	5	8	(17)
Other equity reserves, ending balance	(61)	(85)	(48)
Cost of hedging
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(29)	(28)	(50)
Net gains/(losses) taken to equity	(12)	(2)	11
Transferred to profit or loss		(1)	3
Tax	3	2	8
Other equity reserves, ending balance	(38)	(29)	(28)
FVOCI equity
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	0	51	25
Net gains/(losses) taken to equity		(70)	36
Tax		19	(10)
Other equity reserves, ending balance	0	0	51
FVOCI debt
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	103	111	31
Net gains/(losses) taken to equity	(25)	(11)	80
Tax	1	3
Other equity reserves, ending balance	79	103	111
Own credit
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	0	1	10
Net gains/(losses) taken to equity		(1)	(11)
Tax			2
Other equity reserves, ending balance	0	0	1
Capital redemption
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	19	19	19
Other equity reserves, ending balance	19	19	19
Merger
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(5,165)	(5,165)	(5,165)
Other equity reserves, ending balance	£ (5,165)	£ (5,165)	£ (5,165)